DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summarized Financial Information for Aforementioned Derivative Financial Instruments
Summarized financial information for all of the aforementioned derivative financial instruments is shown below:

	Years Ended December 31,
	2020	2019	2018
Non-cash loss from change in fair value recorded in Other, net	$2,531	$1,538	$1,362
Net cash settlement	$1,582	$1,054	$1,371